As filed with the Securities and Exchange Commission on October 7, 2019
1933 Act Registration No. 333-203099
1940 Act Registration No. 811-08559
CIK No. 0001051629

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 9
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 138
Lincoln Life & Annuity Flexible Premium Variable Life Account M
(Exact Name of Registrant)
Lincoln AssetEdge® VUL 2015
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Exact Name of Depositor)
120 Madison Street, Suite 1310
Syracuse, NY 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400
Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
120 Madison Street, Suite 1310
Syracuse, NY 13202
(Name and Address of Agent for Service)
Copy to:
Scott C. Durocher
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2018 was filed March 25, 2019.
It is proposed that this filing will become effective:
/ /	immediately upon filing pursuant to paragraph (b)
/ /	on _______, 2019 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on ______, 2019 pursuant to paragraph (a)(1) of Rule 485.
/X/	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be October 15, 2019.

This Post-effective Amendment No. 9 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-effective Amendment No. 8 to Registration Statement No. 333-203099 filed pursuant to Rule 485(a) under the Securities Act of 1933 on August 9, 2019. The contents of Post-effective Amendment No. 8 are being incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 (File No.:333-203099; 811-08559; CIK: 0001051629) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 7th day of October, 2019.

Lincoln Life & Annuity Flexible Premium
Variable Life Account M
(Registrant)

/s/ Joshua R. Durand
By: ___________________________________
      Joshua R. Durand
      Assistant Vice President
      Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

/s/ Joshua R. Durand
By:  __________________________________
                                                                      Joshua R. Durand
      Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.: 9 to the Registration Statement (File No.:333-203099; 811-08559; CIK: 0001051629) has been signed below on October 7, 2019, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                                    Title

/s/ Dennis R. Glass *
______________________________	President
Dennis R. Glass

/s/ Ellen G. Cooper *
______________________________                                                                                                  Executive Vice President, Chief Investment Ellen G. Cooper  Officer and Director

/s/ Randal J. Freitag *
______________________________                                                                                                  Executive Vice President, Chief Financial Randal J. Freitag  Officer and Director

/s/ George W. Henderson, III *
______________________________                                                                                                  Director
George W. Henderson, III

/s/ Mark Konen*
______________________________                                                                                                  Director
Mark E. Konen

/s/ M. Leanne Lachman *
______________________________                                                                                                  Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *
______________________________                                                                                                  Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *
_____________________________                                                                                                      Director
Patrick S. Pittard

/s/ Scott C. Durocher
*By:________________________________________
Scott C. Durocher
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement